UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 73.1%
	CONSUMER DISCRETIONARY – 4.8%
34,646	Hasbro, Inc.	$1,860,490
243,786	Kingfisher PLC	1,605,531
26,553	NIKE, Inc. - Class B	2,042,191
20,827	Viacom, Inc. - Class B	1,777,168
63,356	Wolters Kluwer N.V.	1,896,517
		9,181,897
	CONSUMER STAPLES – 10.8%
18,887	Beiersdorf A.G.	1,908,602
18,377	Henkel A.G. & Co. KGaA	1,864,193
174,030	Koninklijke Ahold N.V.	3,164,684
38,838	PepsiCo, Inc.	3,430,561
30,516	Reckitt Benckiser Group PLC	2,612,197
49,700	Seven & I Holdings Co., Ltd.	1,996,124
233,400	Shiseido Co., Ltd.	3,939,235
28,242	Walgreen Co.	2,030,882
		20,946,478
	HEALTH CARE – 29.4%
48,706	Abbott Laboratories	1,948,727
30,223	Actelion Ltd.	3,007,723
23,939	Becton, Dickinson and Co.	2,817,620
76,200	Bristol-Myers Squibb Co.	3,790,188
20,207	C.R. Bard, Inc.	2,988,817
60,238	CareFusion Corp.*	2,586,017
66,324	Eli Lilly & Co.	3,970,155
30,979	Henry Schein, Inc.*	3,706,637
33,764	Johnson & Johnson	3,425,695
25,904	Lonza Group A.G.	2,786,177
60,576	Medtronic, Inc.	3,696,953
21,854	Novartis A.G.	1,966,294
62,515	Pfizer, Inc.	1,852,320
6,521	Roche Holding A.G.	1,922,081
179,462	Smith & Nephew PLC	3,146,421
57,331	St. Jude Medical, Inc.	3,720,782
43,499	Stryker Corp.	3,675,231
27,600	Taisho Pharmaceutical Holdings Co., Ltd.	1,996,786
36,201	Zimmer Holdings, Inc.	3,777,574
		56,782,198
	INDUSTRIALS – 4.4%
45,247	Cintas Corp.	2,810,744
43,087	Illinois Tool Works, Inc.	3,729,180

GaveKal Knowledge Leaders Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
14,129	Siemens A.G.	$1,877,803
		8,417,727
	INFORMATION TECHNOLOGY – 22.8%
123,274	Activision Blizzard, Inc.	2,561,634
46,970	Adobe Systems, Inc.*	3,031,444
120,418	Applied Materials, Inc.	2,431,239
95,956	CA, Inc.	2,752,978
92,325	Corning, Inc.	1,966,522
128,798	EMC Corp.	3,420,875
2,854	Google, Inc. - Class A*	1,631,489
2,854	Google, Inc. - Class C*	1,601,037
473,900	Gree, Inc.	4,344,555
172,200	Konami Corp.	3,917,923
70,595	Microsoft Corp.	2,890,159
106,003	NetApp, Inc.	3,923,171
138,645	NVIDIA Corp.	2,634,255
41,300	Seagate Technology PLC1	2,219,049
42,557	Texas Instruments, Inc.	1,999,328
223,709	Xerox Corp.	2,762,806
		44,088,464
	TELECOMMUNICATION SERVICES – 0.9%
64,117	Vivendi S.A.	1,681,218

	TOTAL COMMON STOCKS (Cost $119,597,469)	141,097,982

Principal Amount

	SHORT-TERM INVESTMENTS – 26.8%
$51,622,778	UMB Money Market Fiduciary, 0.01%2	51,622,778

	TOTAL SHORT-TERM INVESTMENTS (Cost $51,622,778)	51,622,778

	TOTAL INVESTMENTS – 99.9% (Cost $171,220,247)	192,720,760
	Other Assets in Excess of Liabilities – 0.1%	179,342

	TOTAL NET ASSETS – 100.0%	$192,900,102

PLC – Public Limited Company

*	Non-income producing security.
1	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Note 1 – Organization
GaveKal Knowledge Leaders Fund (formerly known as GaveKal Platform Company Fund) (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital growth.  The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2014 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At May 31, 2014, the cost of investments on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$171,229,059

Gross unrealized appreciation	$23,384,174
Gross unrealized depreciation	(1,892,473)
Net unrealized appreciation on investments	$21,491,701

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

GaveKal Knowledge Leaders Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2014 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$5,679,849	$3,502,048	$-	$9,181,897
Consumer Staples	5,461,443	15,485,035	-	20,946,478
Health Care	41,956,716	14,825,482	-	56,782,198
Industrials	6,539,924	1,877,803	-	8,417,727
Information Technology	35,825,986	8,262,478	-	44,088,464
Telecommunication Services	-	1,681,218	-	1,681,218
Short-Term Investments	51,622,778	-	-	51,622,778
Total Investments	$147,086,696	$45,634,064	$-	$192,720,760

*
In accordance with procedures established by, and under the general supervision of the Funds’ Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $45,634,064 of investment securities were classified as Level 2 instead of Level 1.

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GaveKal Knowledge Leaders Fund, a series of the Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	7/30/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	7/30/2014

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	7/30/2014